Organization and Formation of the Company	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Formation of the Company
1.	Organization and Formation of the Company

Global Brass and Copper Holdings, Inc. (“Holdings” or the “Company”), an investee company of KPS Capital Partners, L.P. and its affiliates (“KPS”), was incorporated in Delaware, on October 10, 2007. KPS is the majority shareholder of Halkos Holdings, LLC (“Halkos”). Halkos owns 100% of Holdings. Holdings, through its wholly-owned principal operating subsidiary, Global Brass and Copper, Inc. (“GBC”), commenced commercial operations on November 19, 2007 through the acquisition of the metals business from Olin Corporation. GBC is a leading value added manufacturer, fabricator and distributor of specialty copper and brass products in North America.

The Company is operated and managed through three distinct divisions which are also the Company’s reportable segments: GBC Metals, LLC (“Olin Brass”), Chase Brass and Copper Company, LLC (“Chase”) and A.J. Oster, LLC (“Oster”).

Olin Brass

The Olin Brass division manufactures sheet, strip and fabricated components by primarily processing copper and copper alloys. The division also rerolls and forms other alloys such as stainless and carbon steel.

Olin Brass manufactures its products through four sites in North America. The strip mill in East Alton, IL is the main operating facility, which produces strip products. Strip products are processed further through the division’s downstream operations for specified uses. The division’s downstream operations include: a stamping operation located also in East Alton, IL; a rolling mill in Waterbury, CT with rolling, annealing, leveling, plating and slitting capabilities for various products; a rolling mill in Bryan, OH specializing in products sold in the automotive and electrical connectors end-market; and a manufacturing facility in Cuba, MO that produces high frequency welded copper-alloy tube for heat transfer, utility, decorative, automotive and plumbing applications.

Olin Brass also has operations in Guangzhou, People’s Republic of China, or PRC, through a service center joint venture with Luoyang Copper. Olin Brass’s products are distributed either directly to customers or through Oster.

Chase

Chase manufactures round and hexagonal shaped brass rod. The main attributes of brass rod are its machinability, corrosion resistance and moderate strength, and it is used for forging and machining products such as valves and fittings.

All of the division’s rod is manufactured at the facility located in Montpelier, OH. Chase distributes all of its products directly to customers.

Oster

Oster is a distributor of primarily copper and copper-alloy strip products as well as phosphor bronze, nickel, silver, stainless steel and aluminum products. Oster operates as an independent service center with Olin Brass as its primary supplier. Oster also conducts finishing operations on products it distributes, including slitting, traverse coil winding, edging and cutting that aim to enhance product quality and usefulness.

Oster has six service centers in the U.S. and Mexico, which are strategically located with the objective to service customers throughout North America.